Business segment information - Summary of components of segment profit or loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Operating income (loss)	¥ 1,447,507	¥ 1,276,635	¥ 1,035,255
Financial income	76,041	139,024	125,597
Financial expenses	(101,174)	(72,461)	(65,766)
Income before income taxes	1,422,374	1,343,198	1,095,086
Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	1,456,372	1,323,435	1,092,088
Corporate and elimination [member]
Disclosure of operating segments [line items]
Operating income (loss)	(8,865)	(46,800)	(56,833)
Game & Network Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	463,258	414,819	290,184
Music [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	446,986	357,255	301,662
Pictures [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	104,872	117,284	117,702
Entertainment, Technology & Services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	158,584	190,926	187,399
Imaging & Sensing Solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	357,318	261,147	193,541
All Other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Operating income (loss)	¥ (74,646)	¥ (17,996)	¥ 1,600